PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Buildings	$21,740,442	$21,793,708
Machinery and equipment	16,749,166	27,220,500
Office furniture, equipment and vehicles	2,219,817	2,481,737
Computer equipment and software	16,695,916	19,977,856
Leasehold and building improvements	6,470,853	7,466,138

	63,876,194	78,939,939
Less: accumulated depreciation and amortization	(23,400,970)	(30,472,174)

	40,475,224	48,467,765
Construction in progress	1,051,436	2,871,270

	$41,526,660	$51,339,035

Depreciation and amortization expenses were $4,201,203, $6,794,159 and $ 9,471,326 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, there was no property and equipment pledged as collateral for loans.